Consolidated Statements of Changes in Shareholders' Equity (Parenthetical)	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Consolidated Statements of Changes in Shareholders' Equity [Abstract]
Stock options exercises (in shares)		12,458	9,923
Cash dividend declared (in dollars per share) | $ / shares	$ 1.44	$ 1.41	$ 1.3719
Purchase of treasury stock (in shares)		208,014	71,260